Commitments and Contingencies - Schedule of Future Minimum Lease Payments Required Under Operating Leases (Details) $ in Thousands	Jan. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 1,025
2024	755
2025	775
2026	797
2027	658
Total	$ 4,010